Fair Value - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying Value [Member]
Securities available for sale:
U.S. government sponsored enterprises	$ 31,772	$ 85,617
State and political subdivisions	9	18
Mortgage backed securities and collateralized mortgage obligations - residential	206,290	213,128
Corporate bonds	59,932	44,581
Small Business Administration - guaranteed participation securities	11,710	14,141
Other	705	700
Total securities available for sale	310,418	358,185
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale:
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale:
U.S. government sponsored enterprises	31,772	85,617
State and political subdivisions	9	18
Mortgage backed securities and collateralized mortgage obligations - residential	206,290	213,128
Corporate bonds	59,932	44,581
Small Business Administration - guaranteed participation securities	11,710	14,141
Other	705	700
Total securities available for sale	310,418	358,185
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale:
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	$ 0	$ 0